Ordinary Shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Ordinary Shares

14. Ordinary Shares

As of June 30, 2024, the Company had 1,000 Ordinary Shares, with par value of US$1 each. On January 3, 2024, the Company filed the Amended and Restated Articles with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. In respect of matters requiring a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings of our company, while holders of Class B Ordinary Shares shall be entitled to 20 votes per share. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result, as of the date hereof, there were 10,000,000 issued and outstanding Class A Ordinary Shares of the Company. Such share number are retrospectively applied to all period presented as if the 10,000,000 Class Ordinary Shares and nil Class B Ordinary Shares existed from the beginning of the first year presented.

On January 10, 2025, the Group issued 1,250,000 Class A Ordinary Shares at $4.00 per share for a total of $5,000,000 gross proceeds in its Initial Public Offering (“IPO”). Net proceeds from the IPO was $1,695,539, net of expenses primarily including legal fees and audit fees.

On January 24, 2025, the Board of Directors approved the issuance of 300,000 shares of Class B Ordinary Shares to Ms. Jianping Niu and 280,000 Class B Ordinary Shares to Mr. Huabei Zhu, totaling 580,000 shares with a par value of US$ 0.0001 per share.

On October 20, 2025, the Company issued 1,000,000 Class A Ordinary Shares to external advisors in connection with the Company’s equity incentive arrangements.

From July 2025 to December 2025, outstanding convertible notes were converted into Class A Ordinary Shares in multiple tranches, with an aggregate of 9,122,919 Class A Ordinary Shares newly issued upon conversion.

The Company holds 1,248,611 registered Class A pre-delivery shares. The counterparty confirmed its purchase commitment in March 2026, and such shares are included in the calculation of diluted earnings per share.

As of December 31, 2025, the Company had 22,621,530 issued Class A Ordinary Shares and 580,000 issued Class B Ordinary Shares. Excluding the pre-delivery shares, a total of 21,372,919 Class A Ordinary Shares and 580,000 Class B Ordinary Shares were outstanding as of the balance sheet date.

On March 16, 2026, the Company effected a 25-for-1 reverse share split on all issued and outstanding Class A and Class B Ordinary Shares. In conjunction with the reverse share split, the par value per share was proportionally increased from $0.0001 to $0.0025, while the total aggregate par value of the Company’s issued share capital remained unchanged.

In accordance with ASC 260, all share counts, weighted average shares outstanding and per-share data for all periods presented have been retroactively restated to reflect the 25-for-1 reverse share split, as if the split had been effective at the beginning of the earliest period presented. After retrospective adjustment for the reverse share split, as of December 31, 2025, the Company had 904,861 issued Class A Ordinary Shares, 854,917 outstanding Class A Ordinary Shares, and 23,200 issued and outstanding Class B Ordinary Shares.

12. Ordinary Shares

As of June 30, 2024, the Company had 1,000 Ordinary Shares, with par value of US$1 each. On January 3, 2024, the Company filed the Amended and Restated Articles with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. In respect of matters requiring a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings of our company, while holders of Class B Ordinary Shares shall be entitled to 20 votes per share. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result, as of the date hereof, there were 10,000,000 issued and outstanding Class A Ordinary Shares of the Company. Such share number are retrospectively applied to all period presented as if the 10,000,000 Class A Ordinary Shares and nil Class B Ordinary Shares existed from the beginning of the first year presented.

On January 10, 2025, the Group issued 1,250,000 Class A Ordinary Shares at $4.00 per share for a total of $5,000,000 gross proceeds in its Initial Public Offering (“IPO”). Net proceeds from the IPO was $1,695,539, net of expenses primarily including legal fees and audit fees.

On January 24, 2025, the board of directors approved the issuance of 300,000 shares of Class B Ordinary Shares to Ms. Jianping Niu and 280,000 Class B Ordinary Shares to Mr. Huabei Zhu, totaling 580,000 shares with a par value of US$ 0.0001 per share. As a result, as of June 30, 2025, there were 11,250,000 issued and outstanding Class A Ordinary Shares and 580,000 issued and outstanding Class B Ordinary Shares.

As a result, as of the date of this annual report, there are 11,250,000 issued and outstanding Class A Ordinary Shares of the Company and 580,000 issued and outstanding Class B Ordinary Shares of the Company.